Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Annual Principal Payments [Abstract]
2023	$ 8,000
2024	35,200
Total	$ 43,200